Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
GMHP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$55,715	$51,639
Certain deemed distributions of participant loans	(19)	(44)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(43)	(111)
Net assets per Form 5500	$55,653	$51,484

The following table reconciles the Plan's Net increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's Net increase (decrease) in net assets available for benefits per financial statements	$4,076
Change in certain deemed distributions of participant loans	25
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	68
Net income (loss) per Form 5500	$4,169